Consolidated Statement of Operations - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Income Statement
Revenues	€ 58,738	€ 49,676	€ 91,785	€ 87,583
Other income	8,852	7,358	16,724	14,289
Total revenues and other income	67,590	57,034	108,509	101,872
Research and development expenditure	(94,372)	(81,680)	(177,567)	(151,444)
General and administrative expenses	(13,711)	(8,503)	(22,931)	(15,200)
Sales and marketing expenses	(3,875)	(602)	(5,620)	(1,014)
Total operating expenses	(111,958)	(90,784)	(206,119)	(167,658)
Operating loss	(44,367)	(33,750)	(97,610)	(65,786)
Financial income		6,499	5,651	8,109
Financial income with adjustments	(1,349)
Financial expenses	(1,472)		(3,816)	(1,241)
Financial expenses with adjustments		5,553
Loss before tax	(47,188)	(21,698)	(95,776)	(58,919)
Income taxes	(61)	(75)	(129)	(137)
Net loss	(47,249)	(21,773)	(95,905)	(59,056)
Net loss attributable to: Owners of the parent	€ (47,249)	€ (21,773)	€ (95,905)	€ (59,056)
Basic and diluted loss per share (in EUR per share)	€ (0.86)	€ (0.42)	€ (1.76)	€ (1.16)